UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2019

Adaptive Small Cap Fund
Investor Class (ACMNX)
I Class (ACMHX)
Advisor Class (ACMFX)
R Class (ACMEX)
R5 Class (ACMUX)
R6 Class (ACMMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2019
Top Ten Holdings	% of net assets
HFF, Inc., Class A	2.4%
Triton International Ltd.	2.3%
IBERIABANK Corp.	2.2%
Walker & Dunlop, Inc.	2.1%
Saia, Inc.	2.1%
Northwest Bancshares, Inc.	2.0%
Navigant Consulting, Inc.	2.0%
Johnson Outdoors, Inc., Class A	2.0%
Orthofix Medical, Inc.	1.9%
Ormat Technologies, Inc.	1.9%

Top Five Industries	% of net assets
Thrifts and Mortgage Finance	7.9%
Software	6.1%
Life Sciences Tools and Services	5.4%
Equity Real Estate Investment Trusts (REITs)	4.8%
Professional Services	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$883.30	$5.51	1.16%
I Class	$1,000	$883.70	$4.56	0.96%
Advisor Class	$1,000	$882.00	$6.69	1.41%
R Class	$1,000	$881.00	$7.87	1.66%
R5 Class	$1,000	$884.20	$4.56	0.96%
R6 Class	$1,000	$884.50	$3.85	0.81%
Hypothetical
Investor Class	$1,000	$1,019.36	$5.90	1.16%
I Class	$1,000	$1,020.37	$4.89	0.96%
Advisor Class	$1,000	$1,018.10	$7.17	1.41%
R Class	$1,000	$1,016.84	$8.44	1.66%
R5 Class	$1,000	$1,020.37	$4.89	0.96%
R6 Class	$1,000	$1,021.12	$4.13	0.81%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.(1)	9,783	$386,135
Curtiss-Wright Corp.	2,180	247,474
TransDigm Group, Inc.(1)	671	262,361
		895,970
Airlines — 0.2%
JetBlue Airways Corp.(1)	4,966	89,338
Banks — 4.2%
CIT Group, Inc.	890	41,109
Farmers & Merchants Bancorp, Inc.	8,581	270,559
IBERIABANK Corp.	16,334	1,206,919
LCNB Corp.	10,841	178,877
Macatawa Bank Corp.	49,360	481,754
United Security Bancshares	17,128	175,733
		2,354,951
Biotechnology — 1.1%
BioSpecifics Technologies Corp.(1)	2,297	149,259
Eagle Pharmaceuticals, Inc.(1)	2,877	121,582
Emergent BioSolutions, Inc.(1)	2,151	134,201
Ligand Pharmaceuticals, Inc.(1)	1,588	187,543
Myriad Genetics, Inc.(1)	1,082	30,501
		623,086
Building Products — 2.2%
Advanced Drainage Systems, Inc.	16,770	427,635
Simpson Manufacturing Co., Inc.	10,589	649,953
Trex Co., Inc.(1)	2,098	146,356
		1,223,944
Capital Markets — 1.1%
Artisan Partners Asset Management, Inc., Class A	5,083	118,535
Waddell & Reed Financial, Inc., Class A	27,582	472,204
		590,739
Chemicals — 2.2%
FutureFuel Corp.	5,881	107,681
PolyOne Corp.	1,821	58,946
Quaker Chemical Corp.	607	124,107
Sensient Technologies Corp.	9,555	599,863
Trinseo SA	6,509	319,267
		1,209,864
Communications Equipment — 1.1%
Plantronics, Inc.	16,216	629,019
Consumer Finance — 0.2%
FirstCash, Inc.	1,555	128,179

	Shares	Value
Diversified Consumer Services — 0.9%
Weight Watchers International, Inc.(1)	15,635	$500,320
Diversified Telecommunication Services — 0.2%
Zayo Group Holdings, Inc.(1)	4,545	124,760
Electric Utilities — 0.5%
Avangrid, Inc.	3,927	195,840
IDACORP, Inc.	896	87,360
		283,200
Electrical Equipment — 0.3%
Allied Motion Technologies, Inc.	2,994	126,227
Preformed Line Products Co.	585	32,468
		158,695
Electronic Equipment, Instruments and Components — 2.4%
Badger Meter, Inc.	1,289	68,046
Daktronics, Inc.	55,822	420,340
Plexus Corp.(1)	15,249	855,774
		1,344,160
Energy Equipment and Services — 1.2%
Dril-Quip, Inc.(1)	6,458	241,788
Helix Energy Solutions Group, Inc.(1)	9,899	67,610
Mammoth Energy Services, Inc.	16,872	373,377
		682,775
Equity Real Estate Investment Trusts (REITs) — 4.8%
Agree Realty Corp.	5,930	391,558
Armada Hoffler Properties, Inc.	37,762	567,185
BRT Apartments Corp.	4,056	52,769
City Office REIT, Inc.	21,662	250,413
Easterly Government Properties, Inc.	25,007	449,126
GEO Group, Inc. (The)	12,130	273,531
Gladstone Commercial Corp.	17,655	352,217
Sunstone Hotel Investors, Inc.	21,987	314,414
VEREIT, Inc.	4,498	36,344
		2,687,557
Food Products — 1.9%
Calavo Growers, Inc.	13,267	1,079,403
Health Care Equipment and Supplies — 4.0%
LeMaitre Vascular, Inc.	6,215	148,166
Meridian Bioscience, Inc.	60,744	995,594
Orthofix Medical, Inc.(1)	20,181	1,091,994
		2,235,754
Health Care Providers and Services — 2.3%
Addus HomeCare Corp.(1)	11,929	717,529
HealthEquity, Inc.(1)	3,199	199,426
Magellan Health, Inc.(1)	5,323	346,847
		1,263,802
Hotels, Restaurants and Leisure — 4.3%
Bluegreen Vacations Corp.	34,513	462,474

	Shares	Value
Denny's Corp.(1)	53,480	$946,061
Ruth's Hospitality Group, Inc.	15,672	362,023
Wingstop, Inc.	9,970	654,531
		2,425,089
Household Durables — 0.7%
TRI Pointe Group, Inc.(1)	29,261	393,560
Household Products — 1.6%
WD-40 Co.	4,896	889,848
Independent Power and Renewable Electricity Producers — 1.9%
Ormat Technologies, Inc.	18,776	1,083,563
Insurance — 4.0%
American Equity Investment Life Holding Co.	16,109	504,534
FBL Financial Group, Inc., Class A	10,053	705,922
Kemper Corp.	12,700	954,786
Old Republic International Corp.	2,869	57,810
		2,223,052
Interactive Media and Services — 0.1%
Yelp, Inc.(1)	2,008	73,131
Internet and Direct Marketing Retail — 1.6%
Etsy, Inc.(1)	7,239	395,611
Stamps.com, Inc.(1)	2,806	522,141
		917,752
IT Services — 3.8%
CACI International, Inc., Class A(1)	3,804	635,953
EVERTEC, Inc.	8,409	232,677
NIC, Inc.	10,674	175,053
Presidio, Inc.	25,959	413,527
Science Applications International Corp.	7,983	535,979
Western Union Co. (The)	7,590	138,517
		2,131,706
Leisure Products — 2.0%
Johnson Outdoors, Inc., Class A	17,629	1,104,457
Life Sciences Tools and Services — 5.4%
Cambrex Corp.(1)	6,656	290,534
Charles River Laboratories International, Inc.(1)	1,669	205,604
Medpace Holdings, Inc.(1)	14,444	930,194
PRA Health Sciences, Inc.(1)	3,502	371,107
Syneos Health, Inc.(1)	18,618	950,263
Waters Corp.(1)	1,189	274,920
		3,022,622
Machinery — 0.8%
EnPro Industries, Inc.	1,339	88,441
Harsco Corp.(1)	11,502	244,993
Pentair plc	3,229	133,002
		466,436
Marine — 1.5%
Costamare, Inc.	165,850	842,518

	Shares	Value
Media — 1.3%
Sinclair Broadcast Group, Inc., Class A	24,547	$756,293
Metals and Mining — 1.5%
Compass Minerals International, Inc.	4,165	217,621
Kaiser Aluminum Corp.	6,376	639,959
		857,580
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.	10,296	187,387
Exantas Capital Corp.	39,307	415,475
		602,862
Multi-Utilities — 0.1%
Black Hills Corp.	924	62,730
Oil, Gas and Consumable Fuels — 2.4%
CONSOL Energy, Inc.(1)	4,364	155,053
Denbury Resources, Inc.(1)	53,958	109,535
Dorian LPG Ltd.(1)	5,262	28,836
Evolution Petroleum Corp.	7,325	54,718
Gulfport Energy Corp.(1)	7,567	63,487
Hallador Energy Co.	20,127	114,019
Matador Resources Co.(1)	12,771	249,034
Par Pacific Holdings, Inc.(1)	19,923	323,948
Peabody Energy Corp.	3,724	132,947
SilverBow Resources, Inc.(1)	4,833	117,490
		1,349,067
Paper and Forest Products — 0.7%
Neenah, Inc.	5,951	414,606
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc.(1)	53,041	651,344
Prestige Consumer Healthcare, Inc.(1)	22,271	621,806
		1,273,150
Professional Services — 4.7%
CRA International, Inc.	11,530	481,262
Insperity, Inc.	7,573	807,888
Navigant Consulting, Inc.	43,016	1,114,975
Robert Half International, Inc.	884	56,956
TransUnion	2,712	164,944
		2,626,025
Real Estate Management and Development — 2.4%
HFF, Inc., Class A	32,247	1,335,671
Road and Rail — 2.2%
Genesee & Wyoming, Inc., Class A(1)	874	68,626
Saia, Inc.(1)	19,269	1,155,562
		1,224,188
Semiconductors and Semiconductor Equipment — 0.9%
Cabot Microelectronics Corp.	1,652	168,322
Power Integrations, Inc.	4,864	321,024
		489,346

	Shares	Value
Software — 6.1%
American Software, Inc., Class A	14,599	$161,465
Cornerstone OnDemand, Inc.(1)	16,822	964,574
Fortinet, Inc.(1)	8,405	643,571
Progress Software Corp.	25,862	936,980
QAD, Inc., Class A	17,126	722,032
		3,428,622
Specialty Retail — 2.8%
Aaron's, Inc.	17,286	865,337
Citi Trends, Inc.	14,406	295,179
RTW RetailWinds, Inc.	66,787	207,040
Zumiez, Inc.(1)	7,229	183,689
		1,551,245
Thrifts and Mortgage Finance — 7.9%
Essent Group Ltd.(1)	19,808	787,368
NMI Holdings, Inc., Class A(1)	19,964	439,208
Northwest Bancshares, Inc.	63,747	1,124,497
Walker & Dunlop, Inc.	24,678	1,186,271
Waterstone Financial, Inc.	55,418	870,063
		4,407,407
Tobacco — 0.4%
Vector Group Ltd.	22,671	249,381
Trading Companies and Distributors — 2.3%
Triton International Ltd.	35,493	1,275,973
Water Utilities — 0.2%
Global Water Resources, Inc.	14,438	139,038
TOTAL COMMON STOCKS (Cost $56,790,437)		55,722,434
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $298,039), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $291,540)		291,522
State Street Institutional U.S. Government Money Market Fund, Premier Class	48,868	48,868
TOTAL TEMPORARY CASH INVESTMENTS (Cost $340,390)		340,390
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $57,130,827)		56,062,824
OTHER ASSETS AND LIABILITIES†		18,940
TOTAL NET ASSETS — 100.0%		$56,081,764

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $57,130,827)	$56,062,824
Receivable for capital shares sold	29,855
Dividends and interest receivable	53,269
56,145,948

Liabilities
Payable for capital shares redeemed	9,525
Accrued management fees	51,967
Distribution and service fees payable	2,692
64,184

Net Assets	$56,081,764

Net Assets Consist of:
Capital (par value and paid-in surplus)	$60,876,729
Distributable earnings	(4,794,965)
$56,081,764

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$38,090,413	2,307,476	$16.51
I Class, $0.01 Par Value	$8,711,770	523,527	$16.64
Advisor Class, $0.01 Par Value	$3,812,104	233,581	$16.32
R Class, $0.01 Par Value	$4,663,249	289,721	$16.10
R5 Class, $0.01 Par Value	$184,489	11,076	$16.66
R6 Class, $0.01 Par Value	$619,739	36,755	$16.86

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$527,594
Interest	2,473
530,067

Expenses:
Management fees	415,808
Distribution and service fees:
Advisor Class	5,416
R Class	13,869
Directors' fees and expenses	993
Other expenses	2,604
438,690

Net investment income (loss)	91,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(1,073,197)
Change in net unrealized appreciation (depreciation) on investments	(9,430,065)

Net realized and unrealized gain (loss)	(10,503,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,411,885)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$91,377	$576,197
Net realized gain (loss)	(1,073,197)	12,364,033
Change in net unrealized appreciation (depreciation)	(9,430,065)	(929,593)
Net increase (decrease) in net assets resulting from operations	(10,411,885)	12,010,637

Distributions to Shareholders
From earnings:(1)
Investor Class	(5,489,380)	(6,139,948)
I Class	(1,226,842)	(1,099,415)
Advisor Class	(468,484)	(249,855)
R Class	(658,388)	(416,654)
R5 Class	(47,743)	(29,931)
R6 Class	(75,711)	(33,665)
Decrease in net assets from distributions	(7,966,548)	(7,969,468)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,225,150)	(14,551,098)

Net increase (decrease) in net assets	(32,603,583)	(10,509,929)

Net Assets
Beginning of period	88,685,347	99,195,276
End of period	$56,081,764	$88,685,347

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For the year ended July 31, 2018, distributions from net investment income were $(1,147,713), $(228,191), $(39,871), $(54,299), $(6,046), and $(7,486) for Investor Class, I Class, Advisor Class, R Class, R5 Class and R6 Class, respectively. For the year ended July 31, 2018, distributions from net realized gains were $(4,992,235), $(871,224), $(209,984), $(362,355), $(23,885), and $(26,179) for Investor Class, I Class, Advisor Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Adaptive Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the Investor Class, I Class, Advisor Class, R Class, R5 Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended January 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.85% to 1.15%	1.15%
I Class	0.65% to 0.95%	0.95%
Advisor Class	0.85% to 1.15%	1.15%
R Class	0.85% to 1.15%	1.15%
R5 Class	0.65% to 0.95%	0.95%
R6 Class	0.50% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,324 and $62,958, respectively. The effect of interfund transactions on the Statement of Operations was $2,546 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended January 31, 2019 were $28,249,531 and $50,475,652, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2019		Year ended July 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	147,304	$2,912,212	831,015	$17,636,013
Issued in reinvestment of distributions	338,207	5,208,393	283,162	5,923,753
Redeemed	(1,146,635)	(21,089,580)	(1,911,669)	(40,817,550)
	(661,124)	(12,968,975)	(797,492)	(17,257,784)
I Class
Sold	51,273	971,464	147,033	3,163,646
Issued in reinvestment of distributions	79,049	1,226,842	51,160	1,077,429
Redeemed	(206,626)	(3,739,051)	(216,968)	(4,701,954)
	(76,304)	(1,540,745)	(18,775)	(460,879)
Advisor Class
Sold	31,928	643,654	148,090	3,122,736
Issued in reinvestment of distributions	30,761	468,484	12,059	249,855
Redeemed	(63,550)	(1,263,757)	(60,799)	(1,310,120)
	(861)	(151,619)	99,350	2,062,471
R Class
Sold	32,429	626,079	124,784	2,613,708
Issued in reinvestment of distributions	43,759	657,705	20,344	416,654
Redeemed	(68,333)	(1,095,289)	(84,487)	(1,747,219)
	7,855	188,495	60,641	1,283,143
R5 Class
Sold	10,300	222,458	19,827	433,054
Issued in reinvestment of distributions	3,072	47,743	1,420	29,931
Redeemed	(13,269)	(216,767)	(10,524)	(224,948)
	103	53,434	10,723	238,037
R6 Class
Sold	9,270	200,149	10,101	219,429
Issued in reinvestment of distributions	4,813	75,711	1,580	33,665
Redeemed	(4,110)	(81,600)	(31,566)	(669,180)
	9,973	194,260	(19,885)	(416,086)
Net increase (decrease)	(720,358)	$(14,225,150)	(665,438)	$(14,551,098)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$55,722,434	—	—
Temporary Cash Investments	48,868	$291,522	—
	$55,771,302	$291,522	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$57,291,225
Gross tax appreciation of investments	$5,163,993
Gross tax depreciation of investments	(6,392,394)
Net tax appreciation (depreciation) of investments	$(1,228,401)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$21.53	0.03	(2.71)	(2.68)	(0.17)	(2.17)	(2.34)	$16.51	(11.67)%	1.16%(4)	0.26%(4)	38%	$38,090
2018	$20.72	0.13	2.43	2.56	(0.33)	(1.42)	(1.75)	$21.53	12.55%	1.16%	0.59%	102%	$63,925
2017	$18.55	0.19	2.17	2.36	(0.19)	—	(0.19)	$20.72	12.85%	1.15%	0.97%	105%	$78,040
2016	$18.54	0.18	(0.12)(5)	0.06	(0.05)	—	(0.05)	$18.55	0.36%	1.16%	1.06%	126%	$71,170
2015	$16.35	0.09	2.18	2.27	(0.08)	—	(0.08)	$18.54	13.94%	1.16%	0.48%	193%	$37,463
2014	$14.46	0.09	2.01	2.10	(0.21)	—	(0.21)	$16.35	14.60%	1.15%	0.54%	175%	$21,232
I Class
2019(3)	$21.71	0.05	(2.74)	(2.69)	(0.21)	(2.17)	(2.38)	$16.64	(11.63)%	0.96%(4)	0.46%(4)	38%	$8,712
2018	$20.88	0.17	2.45	2.62	(0.37)	(1.42)	(1.79)	$21.71	12.85%	0.96%	0.79%	102%	$13,019
2017	$18.69	0.21	2.21	2.42	(0.23)	—	(0.23)	$20.88	13.03%	0.95%	1.17%	105%	$12,914
2016	$18.68	0.23	(0.13)(5)	0.10	(0.09)	—	(0.09)	$18.69	0.55%	0.96%	1.26%	126%	$6,587
2015	$16.47	0.11	2.22	2.33	(0.12)	—	(0.12)	$18.68	14.19%	0.96%	0.68%	193%	$504
2014	$14.56	0.12	2.03	2.15	(0.24)	—	(0.24)	$16.47	14.86%	0.95%	0.74%	175%	$32

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2019(3)	$21.29	—(6)	(2.67)	(2.67)	(0.13)	(2.17)	(2.30)	$16.32	(11.80)%	1.41%(4)	0.01%(4)	38%	$3,812
2018	$20.51	0.05	2.42	2.47	(0.27)	(1.42)	(1.69)	$21.29	12.29%	1.41%	0.34%	102%	$4,992
2017	$18.36	0.16	2.13	2.29	(0.14)	—	(0.14)	$20.51	12.53%	1.40%	0.72%	105%	$2,770
2016	$18.35	0.14	(0.12)(5)	0.02	(0.01)	—	(0.01)	$18.36	0.11%	1.41%	0.81%	126%	$8,819
2015	$16.18	0.05	2.16	2.21	(0.04)	—	(0.04)	$18.35	13.67%	1.41%	0.23%	193%	$3,995
2014	$14.31	0.05	1.99	2.04	(0.17)	—	(0.17)	$16.18	14.32%	1.40%	0.29%	175%	$3,221
R Class
2019(3)	$21.01	(0.02)	(2.64)	(2.66)	(0.08)	(2.17)	(2.25)	$16.10	(11.90)%	1.66%(4)	(0.24)%(4)	38%	$4,663
2018	$20.25	0.01	2.38	2.39	(0.21)	(1.42)	(1.63)	$21.01	12.05%	1.66%	0.09%	102%	$5,922
2017	$18.13	0.07	2.14	2.21	(0.09)	—	(0.09)	$20.25	12.23%	1.65%	0.47%	105%	$4,480
2016	$18.16	0.10	(0.13)(5)	(0.03)	—	—	—	$18.13	(0.17)%	1.66%	0.56%	126%	$2,803
2015	$16.01	(0.01)	2.16	2.15	—	—	—	$18.16	13.43%	1.66%	(0.02)%	193%	$655
2014	$14.16	—(6)	1.98	1.98	(0.13)	—	(0.13)	$16.01	14.03%	1.65%	0.04%	175%	$142
R5 Class
2019(3)	$21.72	0.05	(2.73)	(2.68)	(0.21)	(2.17)	(2.38)	$16.66	(11.58)%	0.96%(4)	0.46%(4)	38%	$184
2018	$20.88	0.17	2.45	2.62	(0.36)	(1.42)	(1.78)	$21.72	12.83%	0.96%	0.79%	102%	$238
2017(7)	$20.00	0.04	0.84	0.88	—	—	—	$20.88	4.40%	0.95%(4)	0.58%(4)	105%(8)	$5
R6 Class
2019(3)	$21.97	0.06	(2.77)	(2.71)	(0.23)	(2.17)	(2.40)	$16.86	(11.55)%	0.81%(4)	0.61%(4)	38%	$620
2018	$21.11	0.22	2.47	2.69	(0.41)	(1.42)	(1.83)	$21.97	12.97%	0.81%	0.94%	102%	$588
2017(9)	$19.04	0.01	2.08	2.09	(0.02)	—	(0.02)	$21.11	11.05%	0.80%(4)	0.07%(4)	105%(8)	$985

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through July 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2017.

(9)	December 1, 2016 (commencement of sale) through July 31, 2017.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91637 1903

Semiannual Report

January 31, 2019

Focused Dynamic Growth Fund
Investor Class (ACFOX)
I Class (ACFSX)
Advisor Class (ACFDX)
R Class (ACFCX)
R6 Class (ACFNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2019
Top Ten Holdings	% of net assets
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class C	5.9%
MasterCard, Inc., Class A	5.5%
Visa, Inc., Class A	4.7%
Netflix, Inc.	4.7%
Tableau Software, Inc., Class A	4.4%
NIKE, Inc., Class B	4.0%
Tesla, Inc.	3.9%
Intercontinental Exchange, Inc.	3.9%
salesforce.com, inc.	3.6%

Top Five Industries	% of net assets
IT Services	15.6%
Biotechnology	14.4%
Software	13.3%
Interactive Media and Services	9.9%
Internet and Direct Marketing Retail	7.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.9%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$992.40	$4.82	0.96%
I Class	$1,000	$993.60	$3.82	0.76%
Advisor Class	$1,000	$991.60	$6.07	1.21%
R Class	$1,000	$990.00	$7.32	1.46%
R6 Class	$1,000	$994.40	$3.07	0.61%
Hypothetical
Investor Class	$1,000	$1,020.37	$4.89	0.96%
I Class	$1,000	$1,021.37	$3.87	0.76%
Advisor Class	$1,000	$1,019.11	$6.16	1.21%
R Class	$1,000	$1,017.85	$7.43	1.46%
R6 Class	$1,000	$1,022.13	$3.11	0.61%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.9%
Automobiles — 3.9%
Tesla, Inc.(1)	18,548	$5,694,607
Beverages — 4.5%
Boston Beer Co., Inc. (The), Class A(1)	5,602	1,395,794
Constellation Brands, Inc., Class A	29,635	5,146,414
		6,542,208
Biotechnology — 14.4%
Biogen, Inc.(1)	13,880	4,632,866
Blueprint Medicines Corp.(1)	18,570	1,338,711
Celgene Corp.(1)	27,057	2,393,462
Ionis Pharmaceuticals, Inc.(1)	74,089	4,297,162
Regeneron Pharmaceuticals, Inc.(1)	8,314	3,568,951
Spark Therapeutics, Inc.(1)	21,778	1,041,424
Vertex Pharmaceuticals, Inc.(1)	19,460	3,715,109
		20,987,685
Capital Markets — 3.9%
Intercontinental Exchange, Inc.	73,962	5,677,323
Electronic Equipment, Instruments and Components — 1.3%
Cognex Corp.	39,893	1,815,132
Energy Equipment and Services — 1.9%
Cactus, Inc., Class A(1)	84,179	2,762,755
Entertainment — 4.7%
Netflix, Inc.(1)	20,125	6,832,437
Interactive Media and Services — 9.9%
Alphabet, Inc., Class C(1)	7,641	8,530,183
Baidu, Inc. ADR(1)	12,659	2,185,323
Facebook, Inc., Class A(1)	13,721	2,287,154
Tencent Holdings Ltd.	32,400	1,457,767
		14,460,427
Internet and Direct Marketing Retail — 7.5%
Amazon.com, Inc.(1)	6,330	10,879,561
IT Services — 15.6%
MasterCard, Inc., Class A	37,855	7,992,326
Okta, Inc.(1)	44,297	3,651,402
Square, Inc., Class A(1)	58,773	4,193,453
Visa, Inc., Class A	50,699	6,844,872
		22,682,053
Machinery — 5.9%
FANUC Corp.	8,700	1,467,473
Middleby Corp. (The)(1)	18,141	2,133,744
WABCO Holdings, Inc.(1)	35,484	4,053,337

6

	Shares	Value
Wabtec Corp.	14,101	$975,225
		8,629,779
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	8,983	1,076,523
Professional Services — 3.4%
Verisk Analytics, Inc.(1)	42,597	5,001,314
Software — 13.3%
DocuSign, Inc.(1)	67,559	3,340,793
salesforce.com, inc.(1)	34,116	5,184,608
Splunk, Inc.(1)	35,464	4,427,326
Tableau Software, Inc., Class A(1)	50,220	6,420,125
		19,372,852
Specialty Retail — 2.0%
Ross Stores, Inc.	30,906	2,847,061
Textiles, Apparel and Luxury Goods — 4.0%
NIKE, Inc., Class B	70,240	5,751,251
TOTAL COMMON STOCKS (Cost $129,961,747)		141,012,968
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $4,072,788), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $3,983,984)		3,983,735
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $682,455), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $665,023)		665,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,801	2,801
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,651,536)		4,651,536
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $134,613,283)		145,664,504
OTHER ASSETS AND LIABILITIES — (0.1)%		(104,985)
TOTAL NET ASSETS — 100.0%		$145,559,519

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $134,613,283)	$145,664,504
Receivable for capital shares sold	714,736
Dividends and interest receivable	10,875
146,390,115

Liabilities
Payable for investments purchased	430,987
Payable for capital shares redeemed	311,005
Accrued management fees	87,983
Distribution and service fees payable	621
830,596

Net Assets	$145,559,519

Net Assets Consist of:
Capital (par value and paid-in surplus)	$138,286,601
Distributable earnings	7,272,918
$145,559,519

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$123,694,481	4,704,619	$26.29
I Class, $0.01 Par Value	$13,948,141	527,041	$26.47
Advisor Class, $0.01 Par Value	$714,068	27,447	$26.02
R Class, $0.01 Par Value	$1,261,821	49,034	$25.73
R6 Class, $0.01 Par Value	$5,941,008	221,132	$26.87

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,014)	$187,536
Interest	29,801
217,337

Expenses:
Management fees	558,461
Distribution and service fees:
Advisor Class	938
R Class	2,242
Directors' fees and expenses	1,332
562,973
Fees waived(1)	(34,799)
528,174

Net investment income (loss)	(310,837)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,243,048)
Foreign currency translation transactions	1,260
(3,241,788)

Change in net unrealized appreciation (depreciation) on:
Investments	1,536,744
Translation of assets and liabilities in foreign currencies	29
1,536,773

Net realized and unrealized gain (loss)	(1,705,015)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,015,852)

(1)	Amount consists of $30,927, $1,769, $201, $301 and $1,601 for Investor Class, I Class, Advisor Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$(310,837)	$(283,913)
Net realized gain (loss)	(3,241,788)	4,789,520
Change in net unrealized appreciation (depreciation)	1,536,773	6,091,241
Net increase (decrease) in net assets resulting from operations	(2,015,852)	10,596,848

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	62,843,196	52,534,832

Net increase (decrease) in net assets	60,827,344	63,131,680

Net Assets
Beginning of period	84,732,175	21,600,495
End of period	$145,559,519	$84,732,175

 See Notes to Financial Statements.

10

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Dynamic Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the Investor Class, I Class, Advisor Class, R Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Effective December 1, 2018, the investment advisor agreed to waive 0.17% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees/Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended January 31, 2019, are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.80% to 1.02%	1.02%	0.96%
I Class	0.60% to 0.82%	0.82%	0.76%
Advisor Class	0.80% to 1.02%	1.02%	0.96%
R Class	0.80% to 1.02%	1.02%	0.96%
R6 Class	0.45% to 0.67%	0.67%	0.61%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended January 31, 2019 were $69,352,595 and $9,887,063, respectively.

13

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2019		Year ended July 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,109,533	$81,126,613	2,705,202	$66,575,518
Redeemed	(1,532,079)	(37,469,327)	(622,525)	(15,000,734)
	1,577,454	43,657,286	2,082,677	51,574,784
I Class
Sold	550,485	14,071,816	30,252	693,132
Redeemed	(46,489)	(1,175,504)	(13,869)	(323,889)
	503,996	12,896,312	16,383	369,243
Advisor Class
Sold	27,076	731,712	6,185	145,859
Redeemed	(23,991)	(631,294)	(18)	(1,385)
	3,085	100,418	6,167	144,474
R Class
Sold	31,980	803,247	21,376	511,121
Redeemed	(6,513)	(160,087)	(2,753)	(64,790)
	25,467	643,160	18,623	446,331
R6 Class
Sold	240,693	6,085,761	—	—
Redeemed	(21,071)	(539,741)	—	—
	219,622	5,546,020	—	—
Net increase (decrease)	2,329,624	$62,843,196	2,123,850	$52,534,832

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$138,087,728	$2,925,240	—
Temporary Cash Investments	2,801	4,648,735	—
	$138,090,529	$7,573,975	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,019,495
Gross tax appreciation of investments	$13,566,444
Gross tax depreciation of investments	(2,921,435)
Net tax appreciation (depreciation) of investments	$10,645,009

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2018, the fund had late-year ordinary loss deferrals of $(220,811), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$26.49	(0.07)	(0.13)	(0.20)	—	$26.29	(0.76)%	0.96%(4)	1.02%(4)	(0.57)%(4)	(0.63)%(4)	9%	$123,694
2018	$20.08	(0.16)	6.57	6.41	—	$26.49	31.92%	1.02%	1.10%	(0.68)%	(0.76)%	29%	$82,826
2017	$16.99	(0.12)	3.40	3.28	(0.19)	$20.08	19.52%	1.02%	1.10%	(0.65)%	(0.73)%	21%	$20,975
2016	$17.04	0.18	(0.02)	0.16	(0.21)	$16.99	1.03%	1.10%	1.11%	1.11%	1.10%	250%	$9,147
2015	$16.06	0.13	1.07	1.20	(0.22)	$17.04	7.55%	1.11%	1.11%	0.76%	0.76%	216%	$12,309
2014	$13.61	0.22	2.37	2.59	(0.14)	$16.06	19.16%	1.10%	1.10%	1.46%	1.46%	228%	$14,829
I Class
2019(3)	$26.64	(0.05)	(0.12)	(0.17)	—	$26.47	(0.64)%	0.76%(4)	0.82%(4)	(0.37)%(4)	(0.43)%(4)	9%	$13,948
2018	$20.16	(0.12)	6.60	6.48	—	$26.64	32.14%	0.82%	0.90%	(0.48)%	(0.56)%	29%	$614
2017	$17.05	(0.09)	3.42	3.33	(0.22)	$20.16	19.80%	0.82%	0.90%	(0.45)%	(0.53)%	21%	$134
2016	$17.10	0.20	(0.01)	0.19	(0.24)	$17.05	1.23%	0.90%	0.91%	1.31%	1.30%	250%	$33
2015	$16.12	0.17	1.06	1.23	(0.25)	$17.10	7.74%	0.91%	0.91%	0.96%	0.96%	216%	$33
2014	$13.67	0.25	2.37	2.62	(0.17)	$16.12	19.32%	0.90%	0.90%	1.66%	1.66%	228%	$18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2019(3)	$26.24	(0.10)	(0.12)	(0.22)	—	$26.02	(0.84)%	1.21%(4)	1.27%(4)	(0.82)%(4)	(0.88)%(4)	9%	$714
2018	$19.95	(0.21)	6.50	6.29	—	$26.24	31.53%	1.27%	1.35%	(0.93)%	(1.01)%	29%	$639
2017	$16.88	(0.16)	3.38	3.22	(0.15)	$19.95	19.22%	1.27%	1.35%	(0.90)%	(0.98)%	21%	$363
2016	$16.92	0.13	—(5)	0.13	(0.17)	$16.88	0.85%	1.35%	1.36%	0.86%	0.85%	250%	$449
2015	$15.95	0.09	1.06	1.15	(0.18)	$16.92	7.26%	1.36%	1.36%	0.51%	0.51%	216%	$602
2014	$13.53	0.16	2.37	2.53	(0.11)	$15.95	18.75%	1.35%	1.35%	1.21%	1.21%	228%	$664
R Class
2019(3)	$25.99	(0.13)	(0.13)	(0.26)	—	$25.73	(1.00)%	1.46%(4)	1.52%(4)	(1.07)%(4)	(1.13)%(4)	9%	$1,262
2018	$19.81	(0.28)	6.46	6.18	—	$25.99	31.20%	1.52%	1.60%	(1.18)%	(1.26)%	29%	$613
2017	$16.76	(0.18)	3.33	3.15	(0.10)	$19.81	18.94%	1.52%	1.60%	(1.15)%	(1.23)%	21%	$98
2016	$16.81	0.09	(0.01)	0.08	(0.13)	$16.76	0.54%	1.60%	1.61%	0.61%	0.60%	250%	$374
2015	$15.84	0.04	1.07	1.11	(0.14)	$16.81	7.04%	1.61%	1.61%	0.26%	0.26%	216%	$510
2014	$13.43	0.06	2.42	2.48	(0.07)	$15.84	18.51%	1.60%	1.60%	0.96%	0.96%	228%	$423
R6 Class
2019(3)	$27.02	(0.03)	(0.12)	(0.15)	—	$26.87	(0.56)%	0.61%(4)	0.67%(4)	(0.22)%(4)	(0.28)%(4)	9%	$5,941
2018	$20.41	(0.07)	6.68	6.61	—	$27.02	32.39%	0.67%	0.75%	(0.33)%	(0.41)%	29%	$41
2017(6)	$16.58	(0.04)	3.89	3.85	(0.02)	$20.41	23.25%	0.67%(4)	0.75%(4)	(0.34)%(4)	(0.42)%(4)	21%(7)	$31

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

(6)	December 1, 2016 (commencement of sale) through July 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91636 1903

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019